UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

		Schedule of Investments
		February 28, 2018 (Unaudited)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
797	Boeing Co.	288,681
1,000	Honeywell International, Inc.	151,110
63	Huntington Ingalls Industries, Inc.	16,507
381	Lockheed Martin Corp.	134,280
240	Northrop Grumman Corp.	84,009
398	Raytheon Co.	86,569
211	Rockwell Collins, Inc.	29,059
108	TransDigm Group, Inc. *	31,137
		821,352	2.27%
Air Freight & Logistics
185	CH Robinson Worldwide, Inc.	17,271
353	FedEx Corp.	86,983
897	United Parcel Service, Inc.	93,656
		197,910	0.55%
Air Transportation, Scheduled
500	Toyota Industries *	31,637	0.09%

Aircraft Part & Auxiliary Equipment, Nec
15,000	Spirit Aerosystems Holdings	14,333	0.04%

Airlines
616	American Airlines Group, Inc.	33,418
700	Japan Airlines Ord 5 *	26,791
758	Southwest Airlines Co.	43,843
396	United Continental Holdings, Inc.*	26,845
		130,897	0.36%
Auto Components
300	Aisin Seiki Co LTD. *	17,606
282	Borg Warner, Inc.	13,841
1,457	Bridgestone Cp LTD ADR F Sponsored ADR *	32,462
1,711	Denso Corp. *	49,995
1,000	Sumitomo Electric Industries O *	15,893
		129,797	0.36%
Automobiles

2,499	Honda Motor Co Ltd	90,189
800	Mazda Motor Corp. *	11,206
4,608	Nissan Motor Ord Shs *	48,522
223	Tesla, Inc.*	76,502
2,250	Toyota Motor Corp. *	302,850
		529,269	1.47%

Automotive Wholesalers
700	Toyota Tsusho Ord Shs *	26,175	0.07%

Banks
19,172	Mitsubishi UFJ Financial Group, Inc. *	136,313
30,676	Mizoho Financial Group, Inc. *	57,253
3,100	Resona Holdings, Inc. *	17,758
9,384	Sumitomo Mitsui Financial Group, Inc. *	81,735
500	Sumitomo Mitsui Trust Holdings, Inc. *	20,269
62	SVB Financial Group *	15,437
		328,765	0.91%

Basic and Diversified Chemicals
2,500	Asahi Kasei Ord Shs At Xtks *	32,374	0.09%

Beverages
443	Brown-Forman Corp. Class B	30,917
229	Constellation Brands, Inc.	49,345
237	Dr Pepper Snapple Group	27,551
530	Monster Beverage Corp.*	48,732
1,887	PepsiCo, Inc. *	207,060
		363,605	1.01%
Biotechnology
297	Alexion Pharmaceuticals, Inc.	34,883
132	Alnylam Pharmaceuticals	15,861
281	Biogen, Inc.	81,206
330	Biomarin Pharmaceuticals	26,786
994	Celgene Corp.	86,597
1,738	Gilead Sciences, Inc. *	136,833
290	Incyte Corp.	24,696
145	Regeneron Pharmaceuticals, Inc.	46,464
212	Seattle Genetics, Inc.	11,448
326	Vertex Pharmaceuticals, Inc.	54,126
		518,900	1.44%

Building Products
343	Masco Corp.	14,104	0.04%

Capital Markets
74	Affiliated Managers Group	14,013
1,794	Charles Schwab Corp.	95,118
4,000	Daiwa Security Group, Inc. *	26,837
7,055	Nomura Holdings, Inc. *	43,036
763	TD Ameritrade Holding Corp.	43,872

		222,876	0.62%
Chemicals
222	Albemarle Corp.	22,295
270	Celanese Corp.	27,232
373	Ecolab, Inc.	48,658
157	FMC Corp.	12,321
95	Itnl Flavors & Fragrances	13,419
567	Monsanto Co.	69,951
329	PPG Industries, Inc.	36,993
370	Praxair, Inc.	55,408
121	Sherwin-Williams Co.	48,591
143	Westlake Chemical Corp.	15,481
		350,349	0.97%
Commercial Services & Supplies
1,000	Cintas Corp. *	24,746
1,185	Republic Services, Inc.	29,223
584	Waste Management, Inc. *	50,411
		104,380	0.29%
Communications Equipment
83	F5 Network, Inc. *	12,327
159	Harris Corporation *	24,828
309	Motorola Solutions, Inc.	32,800
101	Palo Alto Networks, Inc. *	17,511
		87,466	0.24%
Computer Communications Equipment
123	Arista Networks, Inc. *	33,178	0.09%

Construction Materials
133	Martin Marietta Materials, Inc. *	27,122
238	Vulcan Materials Co.	28,020
		55,142	0.15%
Consumer Finance
1,174	American Express Company	114,477	0.32%

Containers & Packaging
450	Ball Corporation	17,978
236	Sealed Air Corp. *	9,999
		27,977	0.08%
Distributors
357	LKQ Corp. *	14,094	0.04%

Diversified Financial Services
245	Cboe Holdings, Inc. *	27,442
488	Leucadia National Corp.	11,707
244	Moodys Corp.	40,719
226	Nasdaq Omx Group, Inc.	18,250
2,200	ORIX Corp. *	39,331
349	S&P Global, Inc.	66,938
244	Voya	12,449
		216,836	0.60%
Electric Utilities
1,200	Kansai Electric Power Co. *	14,658	0.04%

Electrical Equipment
412	AMETEK, Inc.	31,205
166	Rockwell Automation, Inc.	30,012
		61,217	0.17%
Electric Power Equipment
3,500	Mitsubishi Electric *	59,525	0.16%

Electronic Components & Accessories
700	Kyocera Ord Shs *	41,625	0.12%

Electronic Equipment, Instruments & Components
391	Amphenol Corp.	35,734
1,172	Corning, Inc.	34,082
516	Hitachi Ltd. *	39,866
		109,682	0.30%
Entertainment Content
762	I-Cable Communications, Ltd. *	19	0.00%

Food & Staples Retailing
702	Sysco Corp.	41,874	0.12%

Food Products
582	Campbell Soup Co.	25,055
268	Hershey Company	26,334
716	Hormel Foods Corp.	23,241
96	Ingredion, Inc.	12,541
143	McCormick & Co, Inc.	15,270
		102,441	0.28%
Food Product Wholesalers
4,300	Marubeni Ord Shs *	32,991	0.09%

General Building Contractors
202	Fortune Brands	12,253	0.03%

Health Care Equipment & Supplies
2,343	Abbott Laboratories	141,353
112	Align Technology, Inc. *	29,403
701	Baxter International, Inc. *	47,521
356	Becton Dickinson and Co.	79,039
1,858	Boston Scientific Corp. *	50,649
305	Dentsply Intl, Inc.	17,098
273	Edwards Lifesciences Corp. *	36,492
357	Hologic, Inc. *	13,862
91	Idexx Laboratories, Inc. *	17,038
144	Intuitive Surgical, Inc.*	61,409
193	Resmed, Inc.	18,387
502	Stryker, Corp.	81,404
60	Teleflex, Inc. *	14,990
124	Varian Medical Systems *	14,798
258	Zimmer Biomet Holdings, Inc.	29,993
		653,436	1.81%
Health Care Providers & Services
429	Aetna, Inc.	75959

283	AmerisourceBergen Corp.	26930
342	Anthem, Inc.	80500
234	Centene Corp. *	23732
319	Cigna Corp. *	62489
207	DaVita Healthcare Partners, Inc. *	14908
738	Express Scripts Holding Co. *	55,682
466	HCA Holdings, Inc.	46,251
185	Humana, Inc.	50,287
284	Igvia Holdings, Inc. *	27,926
273	McKesson Corp	40,740
211	Schein Henry, Inc. *	13,966
1,297	UnitedHealth Group, Inc. *	293,329
		812,699	2.25%
Health Care Technology
431	Cerner Corp. *	27,653	0.08%

Home Product Stores
14,381	Steinhoff N.V. Ord Shs *	7,090	0.02%

Homebuilders
1,500	Lennar Corp Class B	544
12	Sekisui House Rdn Shs	26,381
		26,925	0.07%
Hotels & Motels
183	Wynn Resorts	30,653	0.08%

Hotels, Restaurants & Leisure
168	Darden Restaurants, Inc.	15488
439	Hilton Worldwide Holdings, Inc. *	35467
460	Marriott International, Inc./MD	64,957
1,062	McDonalds Corp.	167,520
735	MGM Resorts International	25,159
297	Royal Carribien Cruises, Ltd.	37,600
1,873	Starbucks Corp.	106,948
136	Wyndham Worldwide Corp. *	15,746
436	Yum! Brands, Inc.	35,482
		504,367	1.40%
Household Durables
498	DR Horton, Inc.	20,866
98	Mohawk Industries, Inc. *	22,789
8	NVR, Inc. *	22,745
		66,400	0.18%
Household Products
1,166	Colgate-Palmolive Co.	80,419
170	Clorox Co.	21,944
299	Church & Dwight Co, Inc.	14,708
471	Kimberly-Clark, Corp.	52243
		169,314	0.47%
IT Services
61	Alliance Data Systems Corp.	14,699
194	Amdocs, Ltd.	12,763
568	Automatic Data Processing, Inc.	65,502
788	Cognizant Technology Solutions Corp. Class A	64,632

427	Fidelity National Information Services, Inc.	41,496
266	Fiserv, Inc. *	38,142
156	FleetCor Technologies, Inc. *	31,189
123	Gartner, Inc. *	13,949
1,394	MasterCard, Inc.	245,009
495	Paychex, Inc.	32,239
1,648	PayPal Holdings, Inc. *	130,868
379	Total System Services, Inc.	33,069
2,410	Visa, Inc.	296,285
		1,019,842	2.82%

Industrial Conglomerates
793	3M Co.	186,759
132	Roper Technologies, Inc.	36,312
		223,071	0.62%
Industrial Instruments for Measurement, Display and Control
448	Fortive Corp.	34,406	0.10%

Infrastructure Construction
28	Ferrovial Sa Ord Shs *	606	0.00%

Insurance
2,200	Dai-ichi Life Insurance Co. *	43,902
372	Fidelity National Financial, Inc. Class A *	28,912
26	Market Corp	14,854
1,100	MS&AD Insurance Group Holdings, Inc. *	34,306
158	Torchmark, Corp	13,489
		135,463	0.37%
Integrated Utilities
1,000	Chubu Electric Power *	13,670	0.04%

Internet & Catalog Retail
644	Amazon.com, Inc. *	974,018
153	Expedia, Inc. *	16,091
657	Liberty Interactive Corp. *	18,968
578	Netflix, Inc. *	168,418
		1,177,495	3.26%
Internet Software & Services
412	Alphabet, Inc.-CL A *	454,815
484	Alphabet, Inc.-CL C *	534,689
232	Akamai Technologies **	15,651
49	Costar Group, Inc. *	16,764
1,370	eBay, Inc.*	58,718
108	Equinex, Inc. New	42,347
3,191	Facebook, Inc.	569,019
1,338	Twitter, Inc. *	42,629
135	Verisign, Inc. *	15,663
		1,750,295	4.84%
Investment Advice
206	Lazard, Ltd. Class A	11,118	0.03%

Laboratory Analytical Instruments
147	Waters Corp. *	30,082	0.08%

Large Pharmaceuticals
3,400	Astellas Pharma *	50,298	0.14%

Leisure Products
164	Hasbro, Inc.	15,674	0.04%

Life Insurance
228	Athene Holding, Ltd Ord Shs *	10,764
2,500	Japan Post Holdings *	30,209
		40,973	0.11%
Life Sciences Tools & Services
413	Agilent Technologies, Inc.	28,327
191	Illumina, Inc. *	43,552
46	Mettler Toledo Intl *	28,346
534	Thermo Fisher Scientific, Inc.	111,382
		211,607	0.59%
Machinery
459	Illinois Tool Works, Inc.	74,101
400	Mitsubishi Heavy Industries Ltd. (Japan) *	16,406
174	Parker-Hannifin Corp.	31,054
		121,561	0.34%
Media
463	CBS Corp.	24,525
323	Charter Communications, Inc. *	110,443
300	Dentsu, Inc.	13,885
291	DISH Network Corp. *	12,132
169	Liberty Global PLC (United Kingdom) *	14,852
5,924	Sirius XM Holdings, Inc.	37,203
1,036	Time Warner, Inc.	96,306
1,383	Twenty-First Century Fox, Inc. *	50,922
1,997	Walt Disney Co.	206,011
		566,279	1.57%
Metals & Mining
1,500	Nippon Steel & Sumitomo Metal Corp. *	35,893
1,020	Southern Copper Corp.	53,785
326	Steel Dynamics, Inc.	15,077
		104,755	0.29%
Multiline Retail
353	Dollar General Corp.	33,390
306	Dollar Tree, Inc. *	31,408
		64,798	0.18%
Oil and Gas Filed Machinery and Equipment
930	Baker Hughes GE, Class A	24,552	0.07%

Oil, Gas & Consumable Fuels
737	Anadarko Petroleum Corp.	42,038
631	Cabot Oil & Gas	15,245
239	Cimarex Energy Co.	22,965
195	Concho Resources, Inc. *	29,406
628	Continental Resources, Inc. *	29,836
134	Diamondback Energy, Inc. *	16,702
769	EOG Resources, Inc.	77,992

516	Equitable Corp.	25,960
2,400	Inpex Corp. *	29,462
225	Pioneer Natural Resources Co. *	38,302
		327,908	0.91%
Operators of Nonresidential Buildings
1,301	Brookfield Asset Management, Inc. (Canada)	50,375	0.14%

P&C Insurance
700	Sompo Japan Nipponko *	27,145
755	Tokio Marine Holding *	35,094
		62,239	0.17%
Personal Products
137	Herbalife, Ltd. *	12,618
291	Lauder Estee Co.	40,286
		52,904	0.15%
Pharmaceuticals
2,128	AbbVie, Inc.	246,486
2,175	Bristol-Mayers Squibb Co.	143,985
1,100	Daiichi Sankyo Ord Shs *	39,207
100	Otsuka Holdings Ord Shs	50,394
1,811	Takeda Pharmaceutical Co, Ltd. *	51,532
619	Zoetis, Inc.	50,052
		581,656	1.61%
Professional Services
246	Equifax, Inc. *	27,798
305	Verisk Analytics, Inc. *	31,168
		58,966	0.16%
Real Estate Management & Development
669	Cbre Group, Inc. *	31,276	0.09%

Real Estate Services
100	Daito Trust Construction Ord Shs *	16,614	0.05%

Refining & Marketing
6,200	Jx Holdings Ord Shs *	38,069	0.11%

Retail - Building Materials, Hardware, Garden Supply
545	Fastenal Co.	29,822	0.08%

Retail - Catalog & Mail Order Houses
200	Cdw Corp	14,586	0.04%

Retail-Eating Places
326	Aramark Company	13,597	0.04%

Road & Rail
1,232	CSX Corp.	66,183
1,049	Union Pacific Corp.	136,632
		202,815	0.56%
Rolling, Drawing & Extruding of Nonferrous Metals
1,081	Arconic, Inc.	26,366	0.07%

Security Brokers, Dealers & Flotation Companies

199	Raymond James	18,449	0.05%

Semiconductors & Related Devices
172	Qorvo, Inc. *	13,882	0.04%

Semiconductors & Semiconductor Equipment
1,322	Advanced Micro Devices, Inc. *	16,009
505	Analog Devices, Inc. *	45,526
1,501	Applied Materials, Inc.	86,442
281	K L A Tencor Corp.	31,840
229	Lam Research Corp.	43,936
391	Maxim Integrated Products, Inc.	23,827
1,480	Micron Technology, Inc. *	72,239
838	Nvidia Corp.	202,796
301	ochip Technology, Inc.	26,768
252	Skyworks Solutions, Inc.	27,531
1,354	Texas Instruments, Inc.	146,706
347	Xilinx, Inc.	24,724
		748,344	2.07%

Services-Business Services, Nec
64	Booking Holdings, Inc. *	130,178
289	Global Payments, Inc.	32,770
220	Worldpay, Inc. Class A *	17,882
		180,830	0.50%

Services-Medical Laboratories
185	Laboratory Corp. of America Holdings *	31,950	0.09%

Software
968	Activision Blizzard, Inc. *	70,790
656	Adobe Systems, Inc. *	137,189
116	Ansys, Inc. *	18,553
300	Autodesk, Inc.*	35,241
390	Cadence Design Systems, Inc. *	15,120
189	CDK Global, Inc.	12,981
165	Citrix Systems, Inc. *	15,180
396	Electronic Arts, Inc. *	48,985
239	Fortinet, Inc. *	12,062
3,280	Intuit, Inc.	54,730
10,647	Microsoft Corp.	998,369
5,512	Oracle Corp.	279,293
227	Red Hat, Inc.*	33,460
967	Salesforce.com, Inc.*	112,414
224	ServiceNow, Inc.*	36,066
834	Symantec Corp.	21,926
165	Synopsys, Inc. *	13,971
135	Take Two Interactive Software, Inc. *	15,103
141	Workday, Inc. *	17,860
		1,949,293	5.40%
Specialty Chemicals
2,200	Toray Industries, Inc. (Japan)	22,363	0.06%

Specialty Pharmaceuticals
97	Idorsia Ltd. (Switzerland) *	2,658	0.01%

Specialty Retail
97	Advance Auto Parts, Inc.	11,082
37	Autozone, Inc. *	24,595
216	CarMax, Inc. *	13,375
1,548	Home Depot, Inc. *	282,154
1,105	Lowes Cos Inc.	98,997
109	Oreilly Automotive, Inc. *	26,617
500	Ross Stores, Inc.	39,045
841	TJX Cos, Inc.	69,534
167	Tractor Supply Company	10,843
68	Ulta Salon Cosmetics & Fragrance, Inc. *	13,828
		590,070	1.63%
State Commercial Banks
72	Signature Bank *	10,526	0.03%

Steel Producers
800	JFE Holdings Ord Shs *	18,626	0.05%

Technology Hardware, Storage & Peripherals
6,805	Apple, Inc.	1,212,107
1,676	Cannon, Inc.	63,889
900	FUJUFILM Holdings Corp. *	37,752
500	Netapp, Inc.	30,275
		1,344,023	3.72%
Telecom Carriers
2,857	Nippon Telegraph *	133,226	0.37%

Textiles, Apparel & Luxury Goods
1,745	NIKE, Inc.	116,967
507	VF Corp.	37,807
		154,774	0.43%
Tobacco
2,535	Altria Group, Inc.	159,578
2,616	Japan Tobacco, Inc.	74,633
		234,211	0.65%
Trading Companies & Distributors
1,462	ITOCHU Corp. *	28,272
158	Mitsu & Co, Ltd. *	57,433
1,097	Mitsubishi Corp. *	61,893
2,175	Sumitomo Corp. *	38,693
177	United Rentals, Inc. *	30,991
		217,282	0.60%
Transit Services
200	West Japan Railway *	13,930	0.04%

Utility Networks
600	Tokyo Gas Co. Ltd *	15,079	0.04%

Water Utilities
241	American Water Works Co., Inc.	19,126	0.05%

Wholesale-Groceries & Related Products
62	Dominos Pizza, Inc.	13,789	0.04%

Wireless Telecommunication Services
155	SBA Communications *	24,377
5,181	Sprint Corp. *	26,889
1,120	T-Mobile US, Inc. *	67,883
		119,149	0.33%

TOTAL FOR COMMON STOCK (Cost - $18,978,663)		20,096,033	55.63%

EXCHANGE TRADED FUNDS
13,468	Currency Shares Japanese Yen Trust *	1,211,312
823	iShares Ftse 100 ETF	8,140
93,968	iShares International Treasury Bond ETF *	4,776,393
32,079	iShares MSCI Emerging Markets Small-Cap ETF	1,702,433
18,989	Nomura Topix ETF *	323,837
1	Satrix 40 Index Fund	4
206,108	SPDR Barclays International Treasury Bond ETF*	5,981,254
622	SPDR S&P Emerging Markets Small-Cap ETF	1,560,260
174	SPDR S&P/Asx 200 ETF	7,637
1	Vanguard Mid-Cap Value	110
Total Exchange Traded Funds (Cost - $15,511,073)		15,571,380	43.10%

Real Estate Investment Trusts
138	Alexandria Real Estate Equity	16741
570	American Tower Corp.	79,418
186	AvalonBay Communities, Inc.	29,020
543	Crown Castle International Corp.	59,762
173	Extra Space Storage, Inc.	14,714
1	Gramercy Property Trust	22
8	Japan Prime Realty Investment Corp.	27,556
416	Simon Property Group, Inc.	63,860
Total Real Estate Investment Trusts (Cost - $290,856)		291,093	0.81%

MONEY MARKET FUNDS
173,009	Aim Short Term Invts Tr Treasury 0.92% **	173,009	0.48%
(Cost - $173,009)

	Total Investments	$ 36,131,515	100.01%
	(Cost - $34,953,600)

	Liabilities in Excess of Assets	4,859	0.01%

	Net Assets	$ 36,126,656	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 28, 2018.

CCA Aggressive Return Fund

	Notes to Financial Statements
	February 28, 2018 (Unaudited)

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2018 was $34,953,800. At February 28, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,437,070	($259,155)	$1,177,915

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2016 and 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER: The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Equity securities are generally valued by using market quotations.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (I) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2017:

Valuation Inputs of Assets Level 1 Level 2 Level 3 Total
Common Stock $20,096,033 $20,096,033
Exchange Traded Fund $15,571,380 $15,571,380
Real Estate Investment Trusts $291,093 $291,093
Money Market $2,384,687 $2,384,687
Total $36,131,515 $36,131,515

Refer to the Fund’s Schedule of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three month period ended February 28 ,2018. There were no transfers into or out of the levels during the three month period ended February 28, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the three month period ended February 28 ,2018.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 27, 2018

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 27, 2018

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

   Treasurer and Secretary

Date:  April 27, 2018